Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of balances recognized in balance sheet
Right-of-use-asset
December 31, 2018	21,172
Additions and contractual changes	12,659
Depreciation	(3,829)
December 31, 2019	30,002
Additions and contractual changes	(2,731)
Depreciation	(5,366)
December 31, 2020	21,905

December 31, 2020	21,905
Additions and contractual changes	7,205
Depreciation	(3,407)
December 31, 2021	25,703

Lease liabilities
December 31, 2018	22,842
Additions and contractual changes	15,121
Payments	(8,199)
Interest	865
December 31, 2019	30,629
Additions and contractual changes	(2,801)
Payments	(6,693)
Interest	1,914
December 31, 2020	23,049

December 31, 2020	23,049
Additions and contractual changes	5,364
Payments	(4,155)
Interest	2,057
December 31, 2021	26,315

Schedule of expenses recognized in consolidated statement of income
December 31, 2019
Depreciation	3,829
Interest expense	865
Total	4,694

December 31, 2020
Depreciation	5,366
Interest expense	1,914
Total	7,280

December 31, 2021
Depreciation	3,407
Interest expense	2,057
Total	5,464